Revenue and related balances	12 Months Ended
Dec. 31, 2023
Revenue From Contracts With Customers [Abstract]
Revenue and related balances	Revenue and related balances
Disaggregated revenue

The Company derives its revenues from two main sources, subscription to its SaaS application, and professional services revenue, which includes professional and premium support services such as initial implementation, project management, training, and integration.
The following table presents a disaggregation of revenue for the years ended December 31:

	December 31,
	2023	2022
	$	$
Subscription revenue	169,764	131,597
Professional services	11,075	11,315
	180,839	142,912
The following table presents revenue expected to be recognized in future years related to performance obligations that are unsatisfied as at December 31:

	2024	2025	2026 and thereafter
	$	$	$
Subscription revenue	143,985	72,579	38,074
Professional services	3,819	81	—
	147,804	72,660	38,074

Contract costs

The following table provides information about contract costs as at December 31:

	2023	2022
	$	$
Balance - January 1	10,709	5,239
Contract costs	12,476	9,643
Amortization expense - acquisition costs	(3,195)	(1,953)
Amortization expense - fulfillment costs	(2,846)	(2,220)
Balance - December 31	17,144	10,709

Current	6,394	2,778
Non-current	10,750	7,931
	17,144	10,709

Accrued revenues

The following table provides information about accrued revenues:

	2023	2022
	$	$
Balance - January 1	3,288	3,241
Decrease from transfers to trade receivables	(4,068)	(3,536)
Increase from revenue recognized	4,266	3,583
Balance - December 31	3,486	3,288
Deferred revenue

The following table provides information about deferred revenue:

	2023	2022
	$	$
Balance - January 1	56,307	44,694
Decrease from revenue recognized	(181,678)	(142,712)
Increase due to amounts invoiced	192,716	156,279
Foreign currency translation and other movements	540	(1,954)
Balance - December 31	67,885	56,307

Current	67,268	55,779
Non-current	617	528
	67,885	56,307